Annual Fund Operating Expenses - AST GOVERNMENT MONEY MARKET PORTFOLIO - No Share Class	Apr. 26, 2021
Operating Expenses:
Management Fees	0.30%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.02%
= Total Annual Portfolio Operating Expenses	0.57%	[1]

[1]	Differences in the Total Annual Portfolio Operating Expenses shown in the table above and in the Portfolio’s Financial Highlights are attributable to a voluntary fee and/or expense waiver arrangement, which is not reflected in the table above.